Segment reporting	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segment reporting

5. Segment reporting

Segment information is presented by geographical segments, consistent with the information that is available and evaluated regularly by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding allocation of resources.

The organizational structure effective as of 1 January 2019 is composed of five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. The company’s revised geographic regions and its Global Export and Holding Companies comprise the company’s six segments for all financial reporting purposes. The key changes in the company’s structure are as follows: (i) the Middle Americas region combines the former Latin America West region and the business unit Central America and Caribbean, that was previously reported in Latin America North region, and (ii) the South America region combines the former Latin America South region and Brazil, that was previously reported in Latin America North region. These organizational changes are effective as of 1 January 2019 and have been reflected in these unaudited condensed consolidated interim financial statements.

AB InBev has restated its 2018 results considering the new IFRS rules on lease accounting as if the company had applied the new standard as of 1 January 2018 and the new company organizational structure effective 1 January 2019 in line with IFRS rules. This presentation is referred to as “2018 restated”.

AB InBev has updated its 2018 segment reporting for purposes of result announcement and internal review by senior management. This presentation (referred to as the “2018 Reference Base”) includes, for comparative purposes and to facilitate the understanding of AB InBev’s underlying performance, (i) the new company organizational structure effective 1 January 2019, (ii) the impact of hyperinflation accounting for the Argentinean operations as if the company had applied hyperinflation accounting as of 1 January 2018 and (iii) restated results considering the new IFRS rules on lease accounting as if the company had applied the new standard as of 1 January 2018.

Following the completion of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses on 30 March 2018, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes as results of associates as of that date.

All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %). The information presented is for the six-month period ended 30 June 2019 and 2018, except for segment assets (non-current) with comparatives at 31 December 2018.

Segment reporting (Reference Base)

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and holding companies		Consolidated
	2019	2018 Reference Base	2019	2018 Reference Base	2019	2018 Reference Base	2019	2018 Reference Base	2019	2018 Reference Base	2019	2018 Reference Base	2019	2018 Reference Base
Volume	54	55	65	63	67	65	40	42	54	54	—	—	280	279
Revenue	7 701	7 641	5 735	5 597	4 769	4 962	3 786	4 095	4 306	4 367	254	193	26 552	26 854
Normalized EBITDA	3 045	2 995	3 036	2 742	1 976	2 141	1 373	1 507	1 787	1 642	(368)	(325)	10 849	10 702
Normalized EBITDA margin %	39.5%	39.2%	52.9%	49.0%	41.4%	43.1%	36.3%	36.8%	41.5%	37.6%	—	—	40.9%	39.9%
Depreciation, amortization and impairment	(388)	(414)	(441)	(405)	(462)	(492)	(484)	(489)	(370)	(383)	(155)	(138)	(2 300)	(2 319)
Normalized profit from operations (EBIT)	2 656	2 581	2 595	2 337	1 514	1 649	888	1 018	1 417	1 259	(522)	(462)	8 549	8 383

Segment reporting (2018 restated)

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and holding companies		Consolidated
	2019	2018 restated[1]	2019	2018 restated[1]	2019	2018 restated[1]	2019	2018 restated[1]	2019	2018 restated[1]	2019	2018 restated[1]	2019	2018 restated[1]
Volume	54	55	65	63	67	65	40	42	54	54	—	—	280	279
Revenue	7 701	7 641	5 735	5 597	4 769	5 194	3 786	4 095	4 306	4 367	254	193	26 552	27 087
Normalized EBITDA	3 045	2 995	3 036	2 742	1 976	2 259	1 373	1 507	1 787	1 642	(368)	(325)	10 849	10 820
Normalized EBITDA margin %	39.5%	39.2%	52.9%	49.0%	41.4%	43.5%	36.3%	36.8%	41.5%	37.6%	—	—	40.9%	40.0%
Depreciation, amortization and impairment	(388)	(414)	(441)	(405)	(462)	(508)	(484)	(490)	(370)	(383)	(155)	(138)	(2 300)	(2 335)
Normalized profit from operations (EBIT)	2 656	2 581	2 595	2 337	1 514	1 751	888	1 018	1 417	1 259	(522)	(462)	8 549	8 485
Exceptional items (see Note 7)	(1)	—	(26)	(67)	(13)	(6)	(17)	(49)	(5)	(15)	(42)	(59)	(104)	(196)
Profit from operations (EBIT)	2 655	2 581	2 569	2 270	1 501	1 745	871	969	1 412	1 244	(564)	(521)	8 445	8 289
Net finance income/(cost)	—		—		—		—		—		—		(199)	(3 372)
Share of results of associates and joint ventures	—		—		—		—		—		—		62	93
Income tax expense	—		—		—		—		—		—		(1 666)	(1 420)
Profit/(loss)	—		—		—		—		—		—		6 642	3 590
Segment assets (non-current)	63,542	63,443	73,118	71,845	13,716	13,250	42,882	42,874	22,658	22,544	1,363	1,631	217,279	215,587
Gross capex	182	558	471	510	288	309	425	492	256	253	107	68	1 729	2 190

For the six-month period ended 30 June 2019, net revenue from the beer business amounted to 24 463m US dollar (30 June 2018: 24 886m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 2 089m US dollar (30 June 2018: 2 201m US dollar). Additionally, for the six-month period ended 30 June 2019, net revenue from the company’s business in the United States amounted to 6 833m US dollar (30 June 2018: 6 711m USD dollar) and net revenue from the company’s business in Brazil amounted to 3 516m US dollar (30 June 2018: 3 565m US dollar).

[1]	2018 restated to reflect the changes in segment reporting and the impact of adoption of IFRS 16 under the full retrospective application.